Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of disaggregated revenue

	Year Ended December 31, 2025
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	100,637	—	100,637
—Distribution	—	262,973	262,973
Services—Commercialization of Marketed Products	45,300	—	45,300
License & Collaborations—Services	27,904	—	27,904
—Royalties	68,419	—	68,419
—Licensing	12,090	—	12,090
—Manufacturing supply	31,189	—	31,189
	285,539	262,973	548,512

Third parties	285,539	261,651	547,190
Related parties (Note 25(i))	—	1,322	1,322
	285,539	262,973	548,512

	Year Ended December 31, 2024
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	128,008	—	128,008
—Distribution	—	266,836	266,836
Services—Commercialization of Marketed Products	52,485	—	52,485
—Research and development	471	—	471
License & Collaborations—Services	57,968	—	57,968
—Royalties	71,041	—	71,041
—Licensing	43,000	—	43,000
—Manufacturing supply	10,392	—	10,392
	363,365	266,836	630,201

Third parties	362,894	262,982	625,876
Related parties (Note 25(i))	471	3,854	4,325
	363,365	266,836	630,201

	Year Ended December 31, 2023
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	83,087	—	83,087
—Distribution	—	309,383	309,383
Services—Commercialization of Marketed Products	48,608	—	48,608
—Research and development	481	—	481
License & Collaborations—Services	80,397	—	80,397
—Royalties	32,470	—	32,470
—Licensing	278,855	—	278,855
—Manufacturing supply	4,718	—	4,718
	528,616	309,383	837,999

Third parties	528,135	301,119	829,254
Related parties (Note 25(i))	481	8,264	8,745
	528,616	309,383	837,999

Schedule of liability balances from contracts with customers

	December 31,
	2025	2024

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	31,362	50,007
Current—Other Ventures segment (note (b))	53	64
	31,415	50,071
Non-current—Oncology/Immunology segment (note (a))	20,132	48,432
Total deferred revenue (note (c) and (d))	51,547	98,503

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to unamortized upfront and milestone payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.

(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2025	2024

	(in US$’000)
Not later than 1 year	31,415	50,071
Between 1 to 2 years	11,314	39,288
Between 2 to 3 years	4,666	4,084
Between 3 to 4 years	859	1,095
Later than 4 years	3,293	3,965
	51,547	98,503

(d)	As at January 1, 2025, deferred revenue was US$98.5 million, of which US$59.0 million was recognized during the year ended December 31, 2025.

License and collaboration agreement with Takeda Pharmaceutical
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Takeda Agreement achieved up to December 31, 2025 are summarized as follows:

(in US$’000)
Upfront payment	400,000
Regulatory approval milestone payments achieved	52,000
Commercial sales milestone payment achieved	20,000

Note: As of December 31, 2025, US$358.4 million of the upfront payment, US$52.0 million of the regulatory approval milestone payments and US$20.0 million of the commercial sales milestone payment were recognized as revenue, including US$47.5 million, US$2.8 million and nil respectively during the year ended December 31, 2025.

Schedule of group recognized revenue under the agreement

Revenue recognized under the Takeda Agreement is as follows:

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Manufacturing supply—Invoiced Marketed Products sales	45,050	51,378	5,053
—Allocated from upfront payment	31,189	10,392	4,718
Services—Research and development	1,284	18,949	33,892
—Allocated from upfront and milestone payments	17,538	25,384	28,494
Royalties—Marketed Products	44,357	39,386	2,092
Licensing—Allocated from upfront and milestone payments	1,640	32,300	278,855
	141,058	177,789	353,104

License and collaboration agreement with Eli Lilly
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Lilly Agreement achieved up to December 31, 2025 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Goods—Invoiced Marketed Products sales	16,205	15,826	16,966
Services—Commercialization of Marketed Products	45,300	52,485	48,608
—Research and development	31	230	2,828
—Allocated from upfront and milestone payments	—	—	12
Royalties—Marketed Products	15,389	18,022	16,560
	76,925	86,563	84,974

License and collaboration agreement with AstraZeneca
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the AZ Agreement achieved up to December 31, 2025 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved (note)	57,000
First-sale milestone payment achieved	25,000

Note: In June 2025, a new drug application for savolitinib in combination with osimertinib for the treatment of NSCLC was approved by the China National Medical Products Administration, which triggered a development milestone payment of US$11 million to the Group.

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Goods—Invoiced Marketed Products sales	9,899	10,874	15,013
Services—Research and development	8,278	13,072	14,993
—Allocated from upfront and milestone payments	773	333	77
Royalties—Marketed Products	8,673	13,633	13,818
Licensing—Allocated from upfront and milestone payments	10,450	5,700	—
	38,073	43,612	43,901